Segment Information (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Net sales		$ 1,674.2	$ 1,380.9	$ 1,728.7
Segment EBIT		178.6	142.5	230.9
Interest Expense		(0.9)	(0.2)	(0.3)
Income Before Income Taxes		158.2	127.6	234.3
Segment Reporting Information, Intersegment Sales		1.5	1.7	1.7
Segment Assets		1,364.1	1,078.8
Capital expenditures		129.6	182.8	167.2
Depreciation and amortization		58.0	50.0	46.2
Long-Lived Assets		802.2	693.8
Industrial & Mobile [Member]
Segment Reporting Information [Line Items]
Net sales		962.0	865.0	1,014.1
Segment EBIT		79.8	83.9	102.0
Segment Assets		700.1	585.9
Capital expenditures		59.6	83.5	92.8
Depreciation and amortization		27.8	22.1	24.2
Energy & Distribution [Member]
Segment Reporting Information [Line Items]
Net sales		712.2	515.9	714.6
Segment EBIT		98.8	58.6	128.9
Segment Assets		750.7	571.9
Capital expenditures		70.0	99.3	74.4
Depreciation and amortization		30.2	27.9	22.0
Unallocated [Member]
Segment Reporting Information [Line Items]
Segment EBIT	[1]	19.5	14.7	(3.7)
Segment Assets		(86.7)	(79.0)
United States [Member]
Segment Reporting Information [Line Items]
Net sales		1,514.9	1,244.4	1,567.4
Long-Lived Assets		801.6	693.6
Foreign [Member]
Segment Reporting Information [Line Items]
Net sales		159.3	136.5	$ 161.3
Long-Lived Assets		$ 0.6	$ 0.2

[1]	Unallocated are costs associated with strategy, corporate development, tax, treasury, legal, internal audit, LIFO and general administration expenses.